Shareholder Report, Line Graph (Details) DFFX_International High Relative Profitability Portfolio_Institutional_TSR Annual {Institutional} - USD ($)										12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	May 16, 2017	Oct. 31, 2025
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name										International High Relative Profitability Portfolio – Institutional
Accumulated Value	$ 15,432	$ 13,074	$ 11,510	$ 14,992	$ 11,371	$ 11,280	$ 9,966	$ 10,738	$ 10,000	$ 18,498
MSCI World ex USA Index (net div.)
Account Value [Line Items]
Line Graph and Table Measure Name										MSCI World ex USA Index (net div.)
Accumulated Value	$ 15,270	$ 12,331	$ 10,955	$ 14,051	$ 10,363	$ 11,117	$ 10,008	$ 10,734	$ 10,000	$ 18,871